Financial Instruments and Fair Value	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value [Abstract]
Financial instruments and fair value

NOTE 18: Financial instruments and fair value

The table shows the Company’s significant financial assets and liabilities. All financial assets and liabilities are carried at amortized cost with the exception of the contingent considerations in relation to acquisitions and derivative financial instruments reported at fair value through the statement of profit or loss.

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For The Years ended December 31	2025	2024	Fair value hierarchy
Financial assets
At fair value:
Option to pay GPS earnout in shares	530	502	Level 3
Option to pay Exosome earnout	233	-	Level 3
Right for early repayment of OrbiMed loan	733	434	Level 3
Subtotal financial assets at fair value	1,496	936

At amortized cost:
Trade receivables	14,675	14,440
Cash and cash equivalents	29,032	46,798
Subtotal financial assets at amortized cost	43,707	61,238
Total financial assets	45,203	62,174

Financial liabilities
At fair value:
Other financial liabilities
GPS contingent consideration	49,139	67,284	Level 3
Exosome contingent consideration	6,763	-	Level 3
Innovation platform contingent consideration	470	-	Level 3
NovioGendix contingent consideration	-	572	Level 3
Subtotal financial liabilities at fair value	56,372	67,856

At amortized cost:
Loans and borrowings	76,197	51,291	Level 2
Lease liabilities	10,407	8,773
Trade payables	10,330	8,001
Subtotal financial liabilities at amortized cost	96,934	68,065
Total financial liabilities	153,306	135,921

Recognized fair value measurements – valuation technique and principal inputs

The fair value of the financial instruments has been determined on the basis of the following methods and assumptions:

●	The fair value of the Company’s right to settle part (or all) of the contingent consideration (earnout) due to Exact Sciences, as part of the GPS acquisition, and also the fair value of the Company’s right to pay up to 50% of the earnout payable to Bio-Techne (for the ExoDx acquisition) through the issuance of shares, is based on a Monte Carlo model which evaluates certain scenarios where this settlement option would be preferrable for the Company.

●	The fair value of the Company’s right for early repayment of the OrbiMed loan was determined based on certain inputs, with primary focus on credit ratings, probability of a change in credit rating, and discount rates.

●	The carrying value of the cash and cash equivalents, the trade receivables, other current assets and the trade payables approximate their fair value due to their short-term character;

●	The fair value of loans and borrowings applying the Effective Interest Rate method approximates their carrying value (level 2):

o	OrbiMed (2024): the host financial liability was obtained with a variable interest rate based upon the greater of (x) the SOFR for such period and (y) 2.50% plus, in either case, 8.50%.

●	Leases are measured at the present value of the remaining lease payments, using a discount rate based on the incremental borrowing rate at the commencement date of these leases. Their fair value approximates their carrying value.

●	The fair value of contingent consideration payable to Bio-Teche (for the ExoDx acquisition), Exact Sciences (for the GPS acquisition), and NovioGendix (presented in the year-end statement of financial position under “other non-current financial liabilities” and “other current financial liabilities”) is based on an estimated outcome of the conditional purchase price/contingent payments arising from contractual obligations (level 3). This is initially recognized as part of the purchase price and subsequently fair valued with changes recorded through other operating income in the statement of profit or loss.

o	ExoDx: the fair value of the contingent consideration payable to Bio-Techne is based on the net present value of the expected future payments, which are payable in equal annual installments over the following four years, subject to certain conditions. This contingent consideration was initially recorded along with the purchase price allocation of this business combination. Fair-value adjustments resulting in total charges of $0.5 million have been recorded in financial expenses as of December 31, 2025. The Company used a discount rate of 17.49%. A hypothetical 1.5% increase (decrease) in the discount rate would correspond to a decrease (increase) in the fair value by approximately -$0.2 million (+$0.2 million), assuming all other variables remain constant.

o	GPS: the fair value of the contingent consideration payable to Exact Sciences is based on the estimated net present value of the remaining earnout payment of $54.5 million. This contingent consideration was initially recorded along with the purchase price allocation of this business combination. Fair-value adjustments resulting in total charges of $9.8 million have been recorded as of December 31, 2025, of which $10.1 million is in financial expense and $0.3 million is in operating expense. The Company used a discount rate of 17.49%. A hypothetical 1.5% increase (decrease) in the discount rate would correspond to a decrease (increase) in the fair value by approximately -$0.4 million (+$0.4 million), assuming all other variables remain constant. On January 9, 2026, mdxhealth and Exact Sciences signed an amendment to defer and extend the earnout obligation with the following payment schedule and amounts: $15.0 million in 2026, $18.0 million in 2027, and $21.5 million in 2028. Refer to Note 28 for further details on this amendment.
o	NovioGendix: the Company used a discount rate of 20.76%. A net negative fair value measurement of $0.6 was recognized in the 2025 consolidated financial statements, of which $0.7 million in operating income and $0.1 million in financial expense. Based on the recent acquisition of Exosome Diagnostics and the transition of Select mdx customers to the Exo mdx test, the Company believes that no future milestones will be paid to NovioGendix and has therefore adjusted the contingent consideration liability to $0.

Fair value hierarchy:

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted prices in active markets for identical assets and liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

No financial assets or financial liabilities have been reclassified between the valuation categories during the year.

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instruments (Innovatus)		Contingent Consideration (NovioGendix, GPS, and ExoDx)
For the years ended December 31	2025	2024	2025	2024
Beginning balance	-	192	67,856	65,962
Cash movements
Contingent considerations payments	-	-	(27,971)	(555)
Non-cash movements
Recognition of initial consideration for ExoDx acquisition			4,539
Recognition of the ExoDx contingent consideration			6,273
Recognition of the Innovation Platform contingent consideration			470
Settlement of the ExoDx obligation through issuance of shares			(4,539)
Exact Sciences 5-year warrant[1]	-			(1,116)
Innovatus embedded derivative convertible call option[2]	-	(27)		-
Fair value changes through profit and loss	-	(165)	9,744	3,565
Ending balance	-	-	56,372	67,856

[1]	Reclassified to equity in 2024
[2]	Fair value adjusted to zero given full repayment of Innovatus loan

Exact Sciences 5-Year Warrants: The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of mdxhealth was measured using a Binomial tree valuation model which took into account several factors including the expected evolution in the Company’s share price starting from the share price on December 31, 2023 of $3.94 with an estimated volatility of 72.99% and a contractual strike price of $5.265. This valuation model is considered as a level 3 input and was assessed at $2.2 million financial liability as of December 31, 2023. Following approval of the issuance of the Warrants at the Company’s General Assembly on June 20, 2024, the warrants are no longer considered to be a financial liability and have accordingly been reclassified into equity as an equity instrument at the then prevailing fair value of $1.1 million, considering a share price of $2.67 on June 20, 2024, and an estimated volatility of 71.46%.